Fixed Asset Impairment	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Fixed-asset Impairment

During the years ended December 31, 2019 and 2018, DPL recognized a total pre-tax asset impairment expense of $3.5 million and $2.8 million, respectively, for the Conesville asset group, as it was determined that additional amounts capitalized for AROs in 2019 and 2018, respectively, were not recoverable.